TAXATION - Withholding Taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
TAXATION
Withholding tax rate (%)	10.00%
Deferred tax liability for dividend withholding taxes	¥ 0	¥ 0
Undistributed earnings	6,231,280	4,025,850
Estimated withholding tax liability	¥ 623,130	¥ 402,590